SHARE CAPITAL AND RESERVES (Details Narrative) - $ / shares	1 Months Ended	9 Months Ended
	Aug. 21, 2025	Dec. 31, 2025	Mar. 31, 2025
Statement [Line Items]
Exercise of share options purchase issued		133,332
Common shares issued during period, shares	1,000,000
Description of equity issuance	an aggregate of 7,000,000 common shares of which 5,000,000 was issued in the first year and a further 2,000,000 was contingent on certain expenditure levels
Contractor
Statement [Line Items]
Stock option granted		100,000
Share price		$ 0.68
Share Capital
Statement [Line Items]
Common shares issued		225,327,364	224,194,032
Common shares outstanding		224,327,364	224,194,032